CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2015
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
BALANCE SHEETS

	As of December 31,
	2014	2015
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets:
Cash and cash equivalents	3,768	3,998	617
Amounts due from subsidiaries	2,368,368,186	5,497,613,545	848,685,286
Prepaid expenses and other current assets	134,618	327,688	50,586

Total current assets	2,368,506,572	5,497,945,231	848,736,489

Total assets	2,368,506,572	5,497,945,231	848,736,489

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	—	9,761,003	1,506,839
Income tax payable	—	88,231,790	13,620,641

Total current liabilities	—	97,992,793	15,127,480

Long-term debt	—	1,255,989,958	193,891,438
Deficits in subsidiaries and VIEs	2,114,899	195,889,202	30,240,082

Total liabilities	2,114,899	1,549,871,953	239,259,000

Shareholders’ equity:
Common shares, US$0.001 par value, 500,000,000 and 500,000,000 (including 407,328,619 Class A and 92,671,381 Class B) shares authorized, 114,379,243 (including 31,033,332 Class A and 83,345,911 Class B) and 137,133,413 (including 64,123,625 Class A and 73,009,788 Class B) shares issued and outstanding as of December 31, 2014 and December 31, 2015, respectively	727,825	867,001	133,842
Additional paid-in capital	3,621,645,725	4,433,439,156	684,405,069
Accumulated other comprehensive income	1,144,629	74,554,822	11,509,281
Accumulated deficit	(1,257,126,506)	(560,787,701)	(86,570,703)

Total shareholders’ equity	2,366,391,673	3,948,073,278	609,477,489

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,368,506,572	5,497,945,231	848,736,489

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	For the Years Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$ (Note 2(d))
Operating expenses:
General and administrative expenses	(6,254,660)	(12,681,141)	(21,426,624)	(3,307,701)

Loss from operations	(6,254,660)	(12,681,141)	(21,426,624)	(3,307,701)

Interest expense	(24,698,528)	—	(6,905,640)	(1,066,047)
Gain from sale of cost method investment	—	—	803,059,728	123,971,059
Share of loss of subsidiaries and VIEs	(121,260,842)	(80,464,296)	(2,227,088)	(343,803)
Other income	—	—	9,917,716	1,531,032

Income(loss) before income taxes	(152,214,030)	(93,145,437)	782,418,092	120,784,540

Provision for income taxes	—	—	(86,079,287)	(13,288,352)

Net income(loss)	(152,214,030)	(93,145,437)	696,338,805	107,496,188

Accretion on Series A convertible redeemable preferred shares to redemption value	(4,008,032)	(69,598)	—	—
Accretion on Series B convertible redeemable preferred shares to redemption value	(35,069,326)	(3,451,997)	—	—
Accretion on Series C convertible redeemable preferred shares to redemption value	(74,328,662)	(75,476,317)	—	—
Accretion on Series D convertible redeemable preferred shares to redemption value	(65,070,473)	(51,479,102)	—	—
Accretion on Series E convertible redeemable preferred shares to redemption value	(7,094,798)	(97,696,064)	—	—
Accretion on Class A convertible redeemable preferred shares to redemption value	(5,563,627)	(22,601,694)	—	—
Deemed contribution from preferred shareholders at extinguishment of convertible bonds	16,750,848	—	—	—
Deemed dividends to preferred shareholders at extinguishment of convertible bonds and promissory note	(44,163,640)	—	—	—
Modification of warrants	(1,021,523)	—	—	—

Net income (loss) attributable to common shareholders	(371,783,263)	(343,920,209)	696,338,805	107,496,188

Net income (loss)	(152,214,030)	(93,145,437)	696,338,805	107,496,188
Changes in cumulative foreign currency translation adjustment, net of tax of nil	4,391,112	(5,437,415)	73,410,193	11,332,581

Comprehensive income (loss)	(147,822,918)	(98,582,852)	769,748,998	118,828,769

STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$(Note 2(d))
Net cash provided by (used in) operating activities	(395)	14	—	—

Net cash used in investing activities	—	—	—	—

Net cash used in financing activities:
Payment of convertible redeemable preferred shares issuance costs	(199,941)	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	230	35

Net increase (decrease) in cash and cash equivalents	(200,336)	14	230	35
Cash and cash equivalents-beginning of year	204,090	3,754	3,768	582

Cash and cash equivalents-end of year	3,754	3,768	3,998	617

Supplemental disclosure for cash flow information:
Cash paid for interest	—	—	—	—
Cash paid for income taxes	—	—	—	—

	For the Years Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$ (Note 2(d))
Supplemental disclosure of non-cash investing and financing activities:
Proceeds from issuance of convertible redeemable preferred shares (cash received by a subsidiary of the Company on behalf of the Company)	624,546,000	154,338,750	—	—
Payment of convertible redeemable preferred shares issuance costs (cash paid by a subsidiary of the Company on behalf of the Company)	(3,721,193)	(859,771)	—	—
Proceeds from exercise of warrants(cash received by a subsidiary of the Company on behalf of the Company)	—	50,705,282	—	—
Proceeds from issuance of convertible promissory notes (cash received by a subsidiary of the Company on behalf of the Company)	130,387,080	—	—	—
Payment for redemption of convertible bonds (cash paid by a subsidiary of the Company on behalf of the Company)	(104,939,300)	—	—	—
Proceeds from issuance of Class A common shares in IPO, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)	—	644,443,313	—	—
Proceeds from issuance of Class A common shares in private placement concurrent with IPO net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)	—	306,934,945	—	—
Payment for IPO issuance costs (cash paid by a subsidiary of the Company on behalf of the Company)	—	—	(20,656,597)	(3,188,829)
Proceeds from issuance of Class A common shares in private placement, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)	—	—	792,860,341	122,396,545
Proceeds from exercise of share options (cash received by a subsidiary of the Company on behalf of the Company)	—	—	4,891,204	755,072
Proceeds of issuance of Senior Notes, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)	—	—	1,241,289,905	191,622,141
Proceeds from sale of cost method investment, net of related transaction costs (cash received by a subsidiary of the Company on behalf of the Company)	—	—	954,428,056	147,338,303
Conversion of convertible redeemable preferred shares to Class B common shares	—	2,678,292,288	—	—
Accrued listing expenses	—	20,656,597	—	—
Conversion of convertible promissory notes to Class A convertible redeemable preferred shares	150,824,865	—	—	—
Conversion of convertible bonds to Class A convertible redeemable preferred shares	138,811,004	—	—	—
Accrued professional fees for issuance of Senior Notes	—	—	2,740,945	423,129
Subscription receivables related to share option exercise	—	—	197,816	30,538